Revenues - Schedule of Revenues Disaggregated by Service Lines (Details)	6 Months Ended
	Oct. 31, 2025 JPY (¥)	Oct. 31, 2025 USD ($)	Oct. 31, 2024 JPY (¥)
OPERATING REVENUES
TOTAL OPERATING REVENUES	¥ 124,023,848	$ 805,088	¥ 224,983,635
Software and system development services [Member]
OPERATING REVENUES
OPERATING REVENUES	82,519,971	535,670	217,699,635
TOTAL OPERATING REVENUES	82,519,971	535,670	217,699,635
Consulting and solution services [Member]
OPERATING REVENUES
OPERATING REVENUES	41,503,877	269,418	7,284,000
TOTAL OPERATING REVENUES	¥ 41,503,877	$ 269,418	¥ 7,284,000